Acquisitions	12 Months Ended
Dec. 31, 2013
Acquisitions
Acquisitions

Note 3—Acquisitions

        Acquisitions were as follows:

($ in millions, except number of acquired businesses)	2013	2012	2011
Acquisitions (net of cash acquired)(1)	897	3,643	3,805
Aggregate excess of purchase price over fair value of net assets acquired(2)	525	2,895	3,261
Number of acquired businesses	7	9	10
(1)
Excluding changes in cost and equity investments but including $2 million in 2013, $5 million in 2012 and $19 million in 2011, representing the fair value of replacement vested stock options issued to Power-One, Thomas & Betts and Baldor employees, respectively, at the corresponding acquisition dates.

(2)
Recorded as goodwill (see Note 11). Includes adjustments of $63 million in 2013 arising during the measurement period of acquisitions, primarily reflecting a reduction in certain deferred tax liabilities related to Thomas & Betts.

        In the table above, the "Acquisitions" and "Aggregate excess of purchase price over fair value of net assets acquired" amounts for 2013 relate primarily to the acquisition of Power-One Inc. (Power-One). For 2012, these amounts relate primarily to the acquisition of Thomas & Betts Corporation (Thomas & Betts), while for 2011, these amounts relate mainly to the acquisitions of Baldor Electric Corporation (Baldor) and EAM Software Holdings Pty Ltd (Mincom).

        Acquisitions of controlling interests have been accounted for under the acquisition method and have been included in the Company's Consolidated Financial Statements since the date of acquisition.

        While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the acquisition date, the purchase price allocation for acquisitions is preliminary for up to 12 months after the acquisition date and is subject to refinement as more detailed analyses are completed and additional information about the fair values of the assets and liabilities becomes available.

        On July 25, 2013, the Company acquired all outstanding shares of Power-One for $6.35 per share in cash. The resulting cash outflows for the Company amounted to $737 million, representing $705 million for the purchase of the shares (net of cash acquired) and $32 million related to the cash settlement of Power-One stock options held at the acquisition date. Power-One is a designer and manufacturer of photovoltaic inverters, as well as a provider of renewable energy and energy-efficient power conversion and power management solutions.

        The aggregate preliminary allocation of the purchase consideration for business acquisitions in 2013, was as follows:

($ in millions)	Allocated amounts(1)	Weighted-average useful life
Intangible assets	206	7 years
Fixed assets	135
Deferred tax liabilities	(190)
Other assets and liabilities, net	158
Goodwill(2)	588

Total consideration (net of cash acquired)	897

(1)
Excludes measurement period adjustments related to prior year acquisitions.

(2)
The Company does not expect the majority of goodwill recognized to be deductible for income tax purposes.

        On May 16, 2012, the Company acquired all outstanding shares of Thomas & Betts for $72 per share in cash. The resulting cash outflows for the Company amounted to $3,700 million, representing $3,282 million for the purchase of the shares (net of cash acquired of $521 million), $94 million related to cash settlement of Thomas & Betts stock options held at acquisition date and $324 million for the repayment of debt assumed upon acquisition. Thomas & Betts designs, manufactures and markets components used to manage the connection, distribution, transmission and reliability of electrical power in industrial, construction and utility applications. The acquisition of Thomas & Betts supports the Company's strategy of expanding its Low Voltage Products operating segment into new geographies, sectors and products, and consequently the goodwill acquired represents the future benefits associated with the expansion of market access and product scope.

        The final allocation of the purchase consideration for the Thomas & Betts acquisition in 2012 was as follows:

($ in millions)	Allocated amounts	Weighted- average useful life
Customer relationships	1,169	18 years
Technology	179	5 years
Trade names	155	10 years
Order backlog	12	7.5 months

Intangible assets	1,515	15 years
Fixed assets	458
Debt acquired	(619)
Deferred tax liabilities	(971)
Inventories	300
Other assets and liabilities, net(1)	49
Goodwill(2)	2,649

Total consideration (net of cash acquired)(3)	3,381

(1)
Gross receivables from the acquisition totaled $387 million; the fair value of which was $344 million after rebates and allowance for estimated uncollectable receivables.

(2)
Goodwill recognized is not deductible for income tax purposes.

(3)
Cash acquired in the acquisition totaled $521 million. Additional consideration for the acquisition included $94 million related to the cash settlement of stock options held by Thomas & Betts employees at the acquisition date and $5 million representing the fair value of replacement vested stock options issued to Thomas & Betts employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The Company's Consolidated Income Statement for 2012 includes total revenues of $1,541 million and a net loss (including acquisition-related charges) of $10 million in respect of Thomas & Betts since the date of acquisition.

        The unaudited pro forma financial information in the table below summarizes the combined pro forma results of the Company and Thomas & Betts for 2012 and 2011, as if Thomas & Betts had been acquired on January 1, 2011.

($ in millions)	2012	2011
Total revenues	40,251	40,288
Income from continuing operations, net of tax	2,924	3,381

        The unaudited pro forma results above include certain adjustments related to the Thomas & Betts acquisition. The table below summarizes the adjustments necessary to present the pro forma financial information of the Company and Thomas & Betts combined, as if Thomas & Betts had been acquired on January 1, 2011.

	Adjustments
($ in millions)	2012	2011
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(26)	(69)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	11	(12)
Impact on cost of sales from fair valuing acquired inventory	31	(31)
Impact on cost of sales from additional depreciation of fixed assets	(12)	(33)
Interest expense on Thomas & Betts debt	5	21
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans adjustments	16	—
Impact on selling, general and administrative expenses from acquisition-related costs	56	(20)
Impact on interest and other finance expense from bridging facility costs	13	—
Other	(5)	(15)
Income taxes	(7)	44

Total pro forma adjustments	82	(115)

        The pro forma results are for information purposes only and do not include any anticipated cost synergies or other effects of the planned integration of Thomas & Betts. Accordingly, such pro forma amounts are not necessarily indicative of the results that would have occurred had the acquisition been completed on the date indicated, nor are they indicative of the future operating results of the combined company.

        The aggregate allocation of the purchase consideration for other business acquisitions in 2012, excluding Thomas & Betts, was as follows:

($ in millions)	Allocated amounts
Intangible assets	68
Fixed assets	25
Deferred tax liabilities	(24)
Other assets and liabilities, net	21
Goodwill	172

Total consideration (net of cash acquired)	262

        On January 26, 2011, the Company acquired 83.25 percent of the outstanding shares of Baldor for $63.50 per share in cash. On January 27, 2011, the Company exercised its top-up option contained in the merger agreement, bringing its shareholding in Baldor to 91.6 percent, allowing the Company to complete a short-form merger under Missouri, United States, law. On the same date, the Company completed the purchase of the remaining 8.4 percent of outstanding shares. The resulting cash outflows for the Company amounted to $4,276 million, representing $2,966 million for the purchase of the shares (net of cash acquired), $70 million related to cash settlement of Baldor options held at acquisition date and $1,240 million for the repayment of debt assumed upon acquisition. Baldor markets, designs and manufactures industrial electric motors, mechanical power transmission products, drives and generators.

        The final allocation of the purchase consideration for the Baldor acquisition in 2011 was as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Customer relationships	996	19 years
Technology	259	7 years
Trade name	121	10 years
Order backlog	15	2 months
Other intangible assets	15	5 years

Intangible assets	1,406	16 years
Fixed assets	382
Debt acquired	(1,241)
Deferred tax liabilities	(693)
Inventories	422
Other assets and liabilities, net(1)	51
Goodwill(2)	2,728

Total consideration (net of cash acquired)(3)	3,055

(1)
Gross receivables from the acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(2)
The goodwill recognized is not deductible for income tax purposes.

(3)
Cash acquired in the acquisition totaled $48 million. Additional consideration included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The Company's Consolidated Income Statement for 2011 includes total revenues of $1,950 million and net income (including acquisition-related charges) of $155 million in respect of Baldor since the date of acquisition.

        The aggregate allocation of the purchase consideration for business acquisitions in 2011, excluding Baldor, was as follows:

($ in millions)	Allocated amounts(1)
Intangible assets	447
Fixed assets	40
Deferred tax liabilities	(99)
Other assets and liabilities, net(2)	(171)
Goodwill	533

Total consideration (net of cash acquired)	750

(1)
The allocated amounts primarily relate to the acquisitions of Mincom, PGC Powergen Consulting SA (Trasfor) and AB Lorentzen & Wettre.

(2)
Includes debt acquired of $202 million.